Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning balance	$ 46,584	$ 59,291	$ 59,627
Gross decreases due to positions taken in prior years	(4,856)	(11,392)
Gross increases due to positions taken in prior years			46
Gross increases due to positions taken in current year		63	76
Decreases due to lapses of statute of limitations	(15)	(362)	(207)
Decreases due to changes in tax rates		(1,016)	(251)
Increases due to changes in tax rates	92
Positions assumed in business acquisition	3,279
Unrecognized tax benefits, ending balance	$ 45,084	$ 46,584	$ 59,291